Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,203	$ 3,464
Taxes payable	514	40
Accrued expenses- related party	142	142
Accrued expenses - other	2,262	2,977
Total other current liabilities	$ 6,121	$ 6,623